Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
REVENUES:
Voyage revenues	$ 9,425	$ 7,744	$ 17,047	$ 16,233
Management & consulting fee income	91	91	182	181
Total Revenues	9,516	7,835	17,229	16,414
EXPENSES & OTHER OPERATING INCOME:
Voyage expenses, net	(139)	(1,581)	(490)	(3,195)
Vessel operating expenses	(3,223)	(4,334)	(6,352)	(8,853)
Depreciation	(1,335)	(1,218)	(2,616)	(2,493)
Depreciation of dry-docking costs	(795)	(1,111)	(1,769)	(2,274)
Administrative expenses	(824)	(819)	(1,996)	(1,763)
Administrative expenses payable to related parties	(1,324)	(179)	(2,384)	(349)
Reversal of impairment	1,891	0	1,891	4,400
Gain from sale of vessel	0	71	0	71
Other expenses, net	(40)	(15)	(33)	(6)
Operating (loss)/ income	3,727	(1,351)	3,480	1,952
Interest income	735	474	1,433	922
Interest expense and finance costs	(1,328)	(960)	(2,523)	(1,880)
Gain on derivative financial instruments, net	130	693	542	482
Foreign exchange (losses) /gains, net	15	(17)	(48)	(51)
NET INCOME/(LOSS) FOR THE PERIOD	3,279	(1,161)	2,980	1,425
Other Comprehensive Income	0	0	0	0
NET COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD	$ 3,279	$ (1,161)	$ 2,980	$ 1,425
Income/(Loss) per share (U.S.$):
-Diluted income per share for the period	$ 0.16	$ (0.06)	$ 0.14	$ 0.07
-Basic income per share for the period	$ 0.16	$ (0.06)	$ 0.14	$ 0.07